Subsequent Events	3 Months Ended	12 Months Ended
	Jul. 25, 2014	Apr. 25, 2014
Subsequent Events

Note 21 – Subsequent Events

The following developments have occurred since the events described in Medtronic’s unaudited condensed consolidated financial statements for the quarter ended July 25, 2014.

Timing

Medtronic expects the transaction to close in early 2015.

Financing

General

Medtronic initially contemplated financing a substantial portion of the cash component of the scheme consideration through an intercompany loan from one or more of its non-U.S. subsidiaries to IrSub. However, as announced on October 3, 2014, following the September 22, 2014 announcement by the U.S. Treasury Department and the IRS, Medtronic now expects that it will incur approximately $16.3 billion in external indebtedness to finance the cash component of the scheme consideration. Medtronic expects that a substantial portion of such external indebtedness will be incurred by Medtronic prior to the consummation of the transaction and will be guaranteed by New Medtronic. As a result, Medtronic, or its affiliates, will have a sufficient amount of cash available to it by the time of the consummation of the transaction to fund the cash component of the scheme consideration.

New Bridge Credit Agreement

On November 7, 2014, Medtronic entered into a 364-day senior unsecured bridge credit agreement (the “New Bridge Credit Agreement”), among Medtronic, New Medtronic, Medtronic Global Holdings SCA, a partnership limited by shares incorporated in Luxembourg and a wholly owned indirect subsidiary of New Medtronic (“Medtronic Luxco”), the lenders from time to time party thereto and Bank of America, N.A., as administrative agent. Under the New Bridge Credit Agreement, the lenders party thereto have committed to provide Medtronic with unsecured bridge financing in an aggregate principal amount of up to $11.3 billion. The commitments are intended to be available to finance, in part, the cash component of the scheme consideration and certain transaction expenses to the extent Medtronic does not arrange for alternative financing prior to the consummation of the transaction. New Medtronic and Medtronic Luxco have guaranteed the obligations. If Medtronic draws loans under the New Bridge Credit Agreement, it intends to refinance any such loans with the proceeds of other external indebtedness.

Term Loan Credit Agreement

On November 7, 2014, Medtronic also entered into a three-year senior unsecured term loan credit agreement (the “Term Loan Credit Agreement” and, together with the New Bridge Credit Agreement, the “New Credit Agreements”), among Medtronic, New Medtronic, Medtronic Luxco, the lenders from time to time party thereto and Bank of America, N.A., as administrative agent. Under the Term Loan Credit Agreement, the lenders party thereto have committed to provide Medtronic with unsecured term loan financing in an aggregate principal amount of up to $5.0 billion. Medtronic intends to draw upon such commitments on the consummation of the transaction to finance, in part, the cash component of the scheme consideration and certain transaction expenses. New Medtronic and Medtronic Luxco have guaranteed the obligations of Medtronic under the Term Loan Credit Agreement.

Termination of Existing Bridge Credit Agreements

In connection with its entrance into the New Bridge Credit Agreement and the Term Loan Credit Agreement, on November 7, 2014, Medtronic terminated the unsecured bridge commitments previously provided to it in an aggregate principal amount of $2.8 billion under the existing 364-day senior unsecured Bridge Credit Agreement dated as of June 15, 2014. On the same date, IrSub terminated the unsecured bridge commitments previously provided to it in an aggregate principal amount of $13.5 billion under the 60-day senior unsecured Cash Bridge Credit Agreement dated as of June 15, 2014.

Amended and Restated Revolving Credit Agreement

On November 7, 2014, Medtronic also entered into an amendment and restatement agreement (the “Revolver Amendment Agreement”), among Medtronic, New Medtronic, Medtronic Luxco, the lenders from time to time party thereto and Bank of America, N.A., as administrative agent and issuing bank. Under the Revolver Amendment Agreement, the parties thereto have agreed to enter into an amendment and restatement (the “Amended and Restated Revolving Credit Agreement”) of Medtronic’s existing $2.25 billion five-year senior unsecured revolving credit agreement dated as of December 17, 2012, among Medtronic, the lenders from time to time party thereto and Bank of America N.A., as administrative agent and issuing bank.

The effectiveness of the Amended and Restated Revolving Credit Agreement is conditioned on, among other things, the consummation of the acquisition. Under the Amended and Restated Revolving Credit Agreement, the lenders party thereto will provide Medtronic and Medtronic Luxco with unsecured revolving credit commitments in an aggregate principal amount of up to $3.5 billion. The commitments are intended to be used for general corporate purposes, including acquisitions and working capital of Medtronic and Medtronic Luxco, and to replace the revolving credit facility currently available to Covidien. Medtronic and Medtronic Luxco will be co-borrowers under the Amended and Restated Revolving Credit Agreement and each of Medtronic, Medtronic Luxco and New Medtronic will also guarantee the obligations of the co-borrowers under the Amended and Restated Revolving Credit Agreement.

A copy of the Bridge Credit Agreement is included as Exhibit 10.60 to the registration statement of which this joint proxy statement/prospectus forms a part. A copy of the Term Loan Credit Agreement is included as Exhibit 10.61 to the registration statement of which this joint proxy statement/prospectus forms a part. A copy of the Amended and Restated Revolving Credit Agreement is included as Exhibit 10.62 to the registration statement of which this joint proxy statement/prospectus forms a part. For further information regarding the Bridge Credit Agreement, the Term Loan Credit Agreement and the Amended and Restated Revolving Credit Agreement, please see the full text of the Bridge Credit Agreement, a copy of which is filed as Exhibit 10.1 to Medtronic’s Current Report on Form 8-K filed with the SEC on November 10, 2014, the full text of the Term Loan Credit Agreement, a copy of which is filed as Exhibit 10.2 to Medtronic’s Current Report on Form 8-K filed with the SEC on November 10, 2014 and the full text of the Amended and Restated Revolving Credit Agreement, a copy of which is filed as Exhibit 10.3 to Medtronic’s Current Report on Form 8-K filed with the SEC on November 10, 2014.

21. Subsequent Events

On June 15, 2014, Medtronic, Inc., a Minnesota corporation (Medtronic), entered into a Transaction Agreement (the Transaction Agreement) by and among Medtronic, Covidien public limited company, an Irish public limited company (Covidien), Kalani I Limited, a private limited company organized under the laws of Ireland (New Medtronic), Makani II Limited, a private limited company organized under the laws of Ireland and a wholly-owned subsidiary of New Medtronic (IrSub), Aviation Acquisition Co., Inc., a Minnesota corporation (U.S. AcquisitionCo), and Aviation Merger Sub, LLC, a Minnesota limited liability company and a wholly-owned subsidiary of U.S. AcquisitionCo (MergerSub). Under the terms of the Transaction Agreement, (i) New Medtronic and IrSub will acquire Covidien (the Acquisition) pursuant to the Irish Scheme of Arrangement under Section 201, and a capital reduction under Sections 72 and 74, of the Irish Companies Act of 1963 (the Arrangement) and (ii) MergerSub will merge with and into Medtronic, with Medtronic as the surviving corporation in the merger (such merger, the Merger, and the Merger together with the Acquisition, the Pending Acquisition). As a result of the Pending Acquisition, both Medtronic and Covidien will become wholly-owned direct or indirect subsidiaries of New Medtronic.

At the effective time of the Arrangement, (a) Covidien shareholders will be entitled to receive $35.19 in cash and 0.956 of a newly issued New Medtronic share (the Arrangement Consideration) in exchange for each Covidien share held by such shareholders, and (b) each share of Medtronic common stock will be converted into the right to receive one New Medtronic share. The total cash and stock value of the Pending Acquisition is approximately $42.9 billion based on Medtronic’s closing share price of $60.70 on June 13, 2014. It is expected that immediately after the closing of the Pending Acquisition, Covidien shareholders will own approximately 30 percent of New Medtronic on a fully diluted basis. Shares of New Medtronic are expected to trade on the New York Stock Exchange.

The Transaction Agreement may be terminated by mutual written consent of the parties. The Transaction Agreement also contains certain termination rights, including, among others, the right of either party to terminate if (a) the Arrangement has not become effective by March 15, 2015 (the End Date), subject to certain conditions, provided that the End Date will be extended to June 15, 2015 in certain circumstances, (b) the Covidien or Medtronic shareholder approvals are not obtained, (c) the other party breaches its representations and covenants and such breach would result in the closing conditions not being satisfied, subject to a cure period, (d) the Irish High Court declines to sanction the Arrangement, unless both parties agree to appeal the decision, or (e) there is a failure of the tax condition as described in Medtronic’s Current Report on Form 8-K filed with the SEC on June 16, 2014. Covidien also has the right, prior to the receipt of Covidien shareholder approval, to terminate the Transaction Agreement to accept a Covidien Superior Proposal (as defined in the Transaction Agreement) in certain circumstances.

The Transaction Agreement also provides that Medtronic must pay Covidien a termination fee of $850 million if the Transaction Agreement is terminated because the Medtronic board of directors changes its recommendation for the transaction and the Medtronic shareholders vote against the Transaction, and either (i) Covidien obtained the requisite Covidien shareholder approval or (ii) Medtronic effected such termination prior to the completion of the Covidien shareholder meeting.

The consummation of the Pending Acquisition is subject to certain conditions, including approvals by Medtronic and Covidien shareholders. In addition, the proposed transaction requires regulatory clearances in the U.S., the E.U., China, and certain other countries. The Pending Acquisition is expected to close in the fourth calendar quarter of 2014 or early 2015. Covidien is a global health care products company that creates innovative medical solutions for better patient outcomes and delivers value through clinical leadership and excellence. Covidien develops, manufactures, and sells a diverse range of industry-leading medical device and supply products.

On June 15, 2014, Medtronic entered into a 364-day senior unsecured bridge credit agreement (the “Bridge Credit Agreement”) among Medtronic, New Medtronic, the lenders from time to time party thereto and Bank of America, N.A., as administrative agent. Under the Bridge Credit Agreement, Bank of America, N.A. has committed to provide Medtronic with unsecured financing in an aggregate principal amount of up to $2.8 billion. The commitments are intended to be drawn to finance, in part, the cash component of the acquisition consideration and certain transaction expenses to the extent Medtronic does not arrange for alternative financing prior to the consummation of the Pending Acquisition. New Medtronic has guaranteed the obligations of Medtronic under the Bridge Credit Agreement. If Medtronic draws loans under the Bridge Credit Agreement, it intends to refinance any debt incurred thereunder.

Medtronic will require an additional $13.5 billion in order to finance the cash component of the acquisition consideration and certain transaction expenses. Medtronic expects to have cash equivalents in such amount available to it by the time of the consummation of the Pending Acquisition. In order to backstop the anticipated amount of cash on hand at the consummation of the Pending Acquisition, on June 15, 2014, IrSub entered into a 60-day senior unsecured cash bridge credit agreement (the “Cash Bridge Credit Agreement” and together with the Bridge Credit Agreement, the “Credit Agreements”) among IrSub, New Medtronic, the lenders from time to time party thereto and Bank of America as administrative agent. Under the Cash Bridge Credit Agreement, Bank of America, N.A. has committed to provide IrSub with unsecured financing in an aggregate principal amount of up to $13.5 billion for a 60-day period. New Medtronic has also guaranteed the obligations of IrSub under the Cash Bridge Credit Agreement and each of Medtronic and Covidien has agreed to provide additional guarantees of such obligations following the consummation of the Pending Acquisition. Loans drawn under the Cash Bridge Credit Agreement are expected to be repaid from cash equivalents liquidated by Medtronic.

The funding of the loans under each Credit Agreement (the Closing Date) is conditioned on, among other things, the consummation of the Pending Acquisition and the absence of certain events of defaults described in each Credit Agreement. The commitments under each Credit Agreement automatically terminate on the earliest of (a) the funding and disbursement of the loans to the borrower on the Closing Date, (b) the occurrence of certain mandatory cancellation events or (c) March 15, 2015 (or if all but certain conditions under the Transaction Agreement have been completed, one year after June 15, 2015).

For further information regarding the Pending Acquisition and the Credit Agreements, please see the full text of the Transaction Agreement, a copy of which is filed as exhibit 2.1 to the Company’s Current Report on Form 8-K filed with the SEC on June 16, 2014, the full text of the Bridge Credit Agreement, a copy of which is filed as exhibit 10.1 to the Company’s Current Report on Form 8-K filed with the SEC on June 18, 2014, and the full text of the Cash Bridge Credit Agreement, a copy of which is filed as exhibit 10.2 to the Company’s Current Report on Form 8-K filed with the SEC on June 18, 2014.

Unaudited [Member]
Subsequent Events

22. Subsequent Events Update (unaudited)

The following developments have occurred since the events described in Medtronic’s audited condensed consolidated financial statements for the year ended April 25, 2014.

Timing

Medtronic expects the transaction to close in early 2015.

Financing

General

Medtronic initially contemplated financing a substantial portion of the cash component of the scheme consideration through an intercompany loan from one or more of its non-U.S. subsidiaries to IrSub. However, as announced on October 3, 2014, following the September 22, 2014 announcement by the U.S. Treasury Department and the IRS, Medtronic now expects that it will incur approximately $16.3 billion in external indebtedness to finance the cash component of the scheme consideration. Medtronic expects that a substantial portion of such external indebtedness will be incurred by Medtronic prior to the consummation of the transaction and will be guaranteed by New Medtronic. As a result, Medtronic, or its affiliates, will have a sufficient amount of cash available to it by the time of the consummation of the transaction to fund the cash component of the scheme consideration.

New Bridge Credit Agreement

On November 7, 2014, Medtronic entered into a 364-day senior unsecured bridge credit agreement (the “New Bridge Credit Agreement”), among Medtronic, New Medtronic, Medtronic Global Holdings SCA, a partnership limited by shares incorporated in Luxembourg and a wholly owned indirect subsidiary of New Medtronic (“Medtronic Luxco”), the lenders from time to time party thereto and Bank of America, N.A., as administrative agent. Under the New Bridge Credit Agreement, the lenders party thereto have committed to provide Medtronic with unsecured bridge financing in an aggregate principal amount of up to $11.3 billion. The commitments are intended to be available to finance, in part, the cash component of the scheme consideration and certain transaction expenses to the extent Medtronic does not arrange for alternative financing prior to the consummation of the transaction. New Medtronic and Medtronic Luxco have guaranteed the obligations of Medtronic under the New Bridge Credit Agreement. If Medtronic draws loans under the New Bridge Credit Agreement, it intends to refinance any such loans with the proceeds of other external indebtedness.

Term Loan Credit Agreement

On November 7, 2014, Medtronic also entered into a three-year senior unsecured term loan credit agreement (the “Term Loan Credit Agreement” and, together with the New Bridge Credit Agreement, the “New Credit Agreements”), among Medtronic, New Medtronic, Medtronic Luxco, the lenders from time to time party thereto and Bank of America, N.A., as administrative agent. Under the Term Loan Credit Agreement, the lenders party thereto have committed to provide Medtronic with unsecured term loan financing in an aggregate principal amount of up to $5.0 billion. Medtronic intends to draw upon such commitments on the consummation of the transaction to finance, in part, the cash component of the scheme consideration and certain transaction expenses. New Medtronic and Medtronic Luxco have guaranteed the obligations of Medtronic under the Term Loan Credit Agreement.

Termination of Existing Bridge Credit Agreements

In connection with its entrance into the New Bridge Credit Agreement and the Term Loan Credit Agreement, on November 7, 2014, Medtronic terminated the unsecured bridge commitments previously provided to it in an aggregate principal amount of $2.8 billion under the existing 364-day senior unsecured Bridge Credit Agreement dated as of June 15, 2014. On the same date, IrSub terminated the unsecured bridge commitments previously provided to it in an aggregate principal amount of $13.5 billion under the 60-day senior unsecured Cash Bridge Credit Agreement dated as of June 15, 2014.

Amended and Restated Revolving Credit Agreement

On November 7, 2014, Medtronic also entered into an amendment and restatement agreement (the “Revolver Amendment Agreement”), among Medtronic, New Medtronic, Medtronic Luxco, the lenders from time to time party thereto and Bank of America, N.A., as administrative agent and issuing bank. Under the Revolver Amendment Agreement, the parties thereto have agreed to enter into an amendment and restatement (the “Amended and Restated Revolving Credit Agreement”) of Medtronic’s existing $2.25 billion five-year senior unsecured revolving credit agreement dated as of December 17, 2012, among Medtronic, the lenders from time to time party thereto and Bank of America N.A., as administrative agent and issuing bank.

The effectiveness of the Amended and Restated Revolving Credit Agreement is conditioned on, among other things, the consummation of the acquisition. Under the Amended and Restated Revolving Credit Agreement, the lenders party thereto will provide Medtronic and Medtronic Luxco with unsecured revolving credit commitments in an aggregate principal amount of up to $3.5 billion. The commitments are intended to be used for general corporate purposes, including acquisitions and working capital of Medtronic and Medtronic Luxco, and to replace the revolving credit facility currently available to Covidien. Medtronic and Medtronic Luxco will be co-borrowers under the A&R Revolving Credit Agreement and each of Medtronic, Medtronic Luxco and New Medtronic will also guarantee the obligations of the co-borrowers under the Amended and Restated Revolving Credit Agreement.

A copy of the Bridge Credit Agreement is included as Exhibit 10.60 to the registration statement of which this joint proxy statement/prospectus forms a part. A copy of the Term Loan Credit Agreement is included as Exhibit 10.61 to the registration statement of which this joint proxy statement/prospectus forms a part. A copy of the Amended and Restated Revolving Credit Agreement is included as Exhibit 10.62 to the registration statement of which this joint proxy statement/prospectus forms a part. For further information regarding the Bridge Credit Agreement, the Term Loan Credit Agreement and the Amended and Restated Revolving Credit Agreement, please see the full text of the Bridge Credit Agreement, a copy of which is filed as Exhibit 10.1 to Medtronic’s Current Report on Form 8-K filed with the SEC on November 10, 2014, the full text of the Term Loan Credit Agreement, a copy of which is filed as Exhibit 10.2 to Medtronic’s Current Report on Form 8-K filed with the SEC on November 10, 2014 and the full text of the Amended and Restated Revolving Credit Agreement, a copy of which is filed as Exhibit 10.3 to Medtronic’s Current Report on Form 8-K filed with the SEC on November 10, 2014.